Statutory Information - Narrative (Details) - New York Department of Commerce - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Information
Ordinary dividends declared and paid	$ 1,200,000	$ 2,400,000
Extraordinary dividends declared and paid	0	$ 0
Maximum dividend payable under state regulatory requirements	$ 1,600,000
RBC ratio under authorized control level (up to)	100.00%
TAC of the company subject to RBC requirements	$ 42,900,000
Corresponding authorized control	$ 2,500,000
Minimum
Statutory Information
RBC ratio under company action level	100.00%
Maximum
Statutory Information
RBC ratio under company action level	200.00%